SHAREHOLDER CONTRIBUTION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 23, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Expenses total				$ 2,208,348
Compensation expense				$ 111,823
Sales director of Kaifeng Jufeel [Member]
Equity interests	1.32%
Fair value of equity interests	$ 155,166
Terminal growth rate	3.00%
Discount rate	15.00%
Sales director of Kaifeng Jufeel [Member] | Minimum [Member]
Revenue growth rate	9.10%
Sales director of Kaifeng Jufeel [Member] | Maximum [Member]
Revenue growth rate	12.50%
Sales director of Kaifeng Jufeel [Member] | Service Providers And Cooperation Partners [Member]
Equity interests	25.95%
Fair value of equity interests	$ 3,040,448
Terminal growth rate	3.00%
Discount rate	15.00%
Sales director of Kaifeng Jufeel [Member] | Service Providers And Cooperation Partners [Member] | Minimum [Member]
Revenue growth rate	9.10%
Sales director of Kaifeng Jufeel [Member] | Service Providers And Cooperation Partners [Member] | Maximum [Member]
Revenue growth rate	12.50%
Mr. Zhang and Henan Jufeel [Member]
Equity interests		5.21%
Fair value of equity interests		$ 758,929
Sales promotion period		September 23, 2016 to December 31, 2016
Terminal growth rate		3.00%
Discount rate		15.00%
Mr. Zhang and Henan Jufeel [Member] | Minimum [Member]
Revenue growth rate		9.10%
Mr. Zhang and Henan Jufeel [Member] | Maximum [Member]
Revenue growth rate		12.50%
Mr. Zhang [Member] | Service Providers And Cooperation Partners [Member]
Penalty percentage	15.00%